9. Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Details 1Abstract
Deferred income tax income (expense)	$ 11,563	$ 203,772	$ 420,226
Income tax credited (charged) to other comprehensive income	$ 11,563	$ 203,772	$ 420,226